Significant Accounting Policies and Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Significant Accounting Policies and Basis of Presentation [Abstract]
Schedule of Diluted Net Loss Per Share Antidilutive

The following outstanding potentially dilutive Common Shares equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	For the Period Ended
	June 30,	December 31,
	2025	2024
Warrants	3,126,574	1,142
Convertible notes payable	285,118	-
Stock Options	194,779	4,747
Total	3,606,471	5,889

The following outstanding potentially dilutive Common Shares equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive:

	Year ended
	December 31,
	2024	2023
Warrants	$1,142	$384
Convertible Series A Preferred Shares	-	6,458
Stock Options	4,747	-
Total	$5,889	$6,842

Schedule of Estimated useful lives

Estimated useful lives are as follows for major classes of property and equipment:

Computers and equipment	3 – 7 years
Furniture and fixtures	5 – 7 years
Automobile	5 – 7 years
Leasehold improvements	5 – 15 years
Buildings	5 – 15 years